Organization and Significant Accounting Policies - Company's Accounts Receivable, Net of Allowance (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Notes And Loans Receivable [Line Items]
Gross receivables	$ 1,923	$ 3,481
Allowance	(72)	(1,381)
Accounts receivable, net of allowance	1,851	2,100	$ 1,000
Real Estate Services
Accounts Notes And Loans Receivable [Line Items]
Gross receivables	1,146	3,481
Allowance	(32)	$ (1,381)
Healthcare Services
Accounts Notes And Loans Receivable [Line Items]
Gross receivables	777
Allowance	$ (40)